Timber Point Capital Management, LLC

Timber Point Global Allocations Fund

Institutional Class Shares: CGHIX

Timber Point Alternative Income Fund

Institutional Class Shares: AIIFX

each a series of

360 Funds

Supplement dated September 15, 2023,

to the

Prospectus and Statement of Additional Information (the “SAI”),

each dated January 27, 2023

__________________________________________

At its meeting on July 25, 2023, the Board of Trustees (the “Board”) of 360 Funds (the “Trust”) discussed a Shareholder Services Plan (the “Plan”) on behalf of the Trust and the Timber Point Global Allocation Fund and the Timber Point Alternative Income Fund (collectively the “Funds”), later approving the Plan by written consent on September 14, 2023. The Plan will take effect on October 1, 2023. As a result, effective October 1, 2023, the following amendments are made to the Funds’ Prospectus and Statement of Additional Information (“SAI”).

The following replaces the section labeled “FUND SUMMARY – TIMBER POINT GLOBAL ALLOCATIONS FUND – Fees and Expenses of the Fund” beginning on page 2 of the Funds’ Prospectus:

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Services Fees	0.15%
Other Expenses
Dividends from Securities Sold Short and Interest Expense	0.05%
Other Operating Expenses	1.04%
Acquired Fund Fees and Expenses[1]	0.56%
Total Annual Fund Operating Expenses[2]	2.70%
Fee Waivers and Expense Reimbursements	(0.34%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements[2,3]	2.36%

1.	This number represents the combined total fees and operating expenses of the underlying funds (e.g., investment companies and other pooled investment vehicles) owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund’s assets. Since the number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.

2.	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses or the Expense Limitation Agreement described below. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

3.	Pursuant to an operating expense limitation agreement between Timber Point Capital Management LLC (“Timber Point” or, the “Adviser”) and the Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, shareholder services fees pursuant to a shareholder services plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.60% of the average daily net assets of each share class of the Fund through January 31, 2025. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of recoupment.

1

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only through January 31, 2025. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$239	$806	$1,400	$3,007

The following replaces section labeled “FUND SUMMARY – TIMBER POINT ALTERNATIVE INCOME FUND – Fees and Expenses of the Fund” beginning on page 11 of the Funds’ Prospectus:

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class shares
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Services Fee	0.15%
Other Expenses
Dividends From Securities Sold Short and Interest Expense	0.03%
Other Operating Expenses	1.47%
Acquired Fund Fees and Expenses[1]	0.27%
Total Annual Fund Operating Expenses[2]	2.72%
Fee Waivers and Expense Reimbursements	(0.57)%
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements[2,3]	2.15%

1.	This number represents the combined total fees and operating expenses of the underlying funds (e.g., investment companies and other pooled investment vehicles) owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund’s assets. Since the number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.

2.	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses or the Expense Limitation Agreement described below. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund because of its investments in investment companies and other pooled investment vehicles.

3.	Pursuant to an operating expense limitation agreement between Timber Point and the Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, shareholder services fees pursuant to a shareholder services plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.70% of the average daily net assets of each share class of the Fund through January 31, 2025. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of the recoupment.

2

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only through January 31, 2025. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$218	$790	$1,389	$3,010

The following replaces the information under the sub-heading “Investment Adviser” under the section labeled “MANAGEMENT” beginning on page 39 of the Prospectus:

Investment Adviser. Timber Point, located at 555 Pleasantville Road, Suite N202, Briarcliff Manor, NY 10510, serves as investment adviser to each Fund. Subject to the authority of the Board, Timber Point is responsible for the overall management of each Fund’s business affairs. Timber Point was established in 2020 and serves primarily individual investors, financial advisers, and registered investment companies. The Adviser is registered with the U.S. Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended. As of December 31, 2022, Timber Point had approximately $103 million in assets under management.

Pursuant to the Investment Advisory Agreement each Fund pays the Adviser, monthly, an annual advisory fee based on the Fund’s average daily net assets. The Global Fund’s management fee is 0.90% and the Income Fund’s management fee is 0.80%. For the fiscal year ended September 30, 2022, the Global Fund paid an investment advisory fee to the Adviser at an annual rate of 0.55% of the average daily net assets of the Fund after waivers and reimbursements. For the fiscal year ended September 30, 2022, the Income Fund paid an investment advisory fee to the Adviser at an annual rate of 0.20% of the average daily net assets of the Fund after waivers and reimbursements. A discussion regarding the basis for the Board’s approval of the Advisory Agreement was available in the Fund’s Annual Report to Shareholders for the period ended September 30, 2022.

Each Fund is responsible for its own operating expenses. Pursuant to an operating expense limitation agreement, the Adviser has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 of the 1940 Act, shareholder services fees pursuant to shareholder services plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 1.60% and 1.70% of the average daily net assets of the Global Fund and the Income Fund, respectively, through January 31, 2025, subject thereafter to annual re-approval of the agreement by the Board.

The Adviser can receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three-year basis, if the reimbursement does not cause the Fund’s annual operating expenses to exceed the expense cap. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This operating expense limitation agreement through January 31, 2025, can be terminated only by, or with the consent, of the Board.

Fee waivers and reimbursements by the former investment adviser for the Funds will continue to be recoverable by the Adviser. Such recoupment was approved by shareholders in connection with the approval of the Advisory Agreement.

The following is added to the section labeled “PURCHASING SHARES” beginning on page 44 of the Prospectus:

Shareholder Services Plan. The Funds have adopted a Shareholder Services Plan (the “Shareholder Services Plan”) on behalf of their Institutional Class shares that allows each Fund to make payments to financial intermediaries and other service providers for shareholder servicing and maintenance of shareholder accounts that are held in omnibus or networked accounts or a similar arrangement with a financial intermediary. These shareholder servicing and maintenance fees may not exceed 0.15% per year of a Fund’s average daily net assets and may not be used to pay for any services in connection with the distribution and sale of such shares.

3

Changes to the SAI

The following replaces paragraph 6 under the sub-heading “Investment Advisers” under the heading “MANAGEMENT AND ADMINISTRATION” beginning on page 36 of the SAI:

Effective May 29, 2020, each Fund’s Investor Class shares were converted to Institutional Class shares. Effective September 28, 2018, each Fund’s Class A shares and Class I shares were re-designated as the Investor Class shares and Institutional Class shares, respectively. Pursuant to an operating expense limitation agreement between the Adviser and the Funds, the Adviser has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 of the 1940 Act, shareholder services fees pursuant to the shareholder services plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Fund’s business) to not more than 1.60% and 1.70% of the average daily net assets of the Global Fund and the Income Fund, respectively, through January 31, 2025, subject thereafter to annual re-approval of the agreement by the Board.

The following information is added under the heading “PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES” beginning on page 41 the SAI:

Shareholder Services Plan. The Funds have adopted a Shareholder Services Plan on behalf of their Institutional Class shares to pay for shareholder support services from each Fund’s assets pursuant to a shareholder services agreement in an amount not to exceed 0.15% of average daily net assets of a Fund. Under the plan, each Fund may pay shareholder services fees to shareholder servicing agents who have entered into written shareholder servicing agreements with a Fund and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of such Fund’s shareholders. Such services include: (1) establishing and maintaining accounts and records relating to shareholders who invest in the Fund; (2) aggregating and processing purchase and redemption requests and transmitting such orders to the transfer agent; (3) providing shareholders with a service that invests the assets of their accounts in shares of a Fund pursuant to specific or pre-authorized instructions; (4) processing dividend and distribution payments from a Fund on behalf of shareholders; (5) providing information periodically to shareholders as to their ownership of shares or about other aspects of the operations of a Fund; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares of a Fund beneficially owned by shareholders or the information necessary for sub-accounting; (8) forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.

* * * * * * *

You should read this Supplement in conjunction with the Prospectus and SAI dated January 27, 2023, each as may be amended from time to time, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds at (877) 244-6235.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

4